Schedule of Investments(a)
January 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.56%
Aerospace & Defense–3.34%
Lockheed Martin Corp.	253,794	$108,654,287
Air Freight & Logistics–0.48%
C.H. Robinson Worldwide, Inc.	216,245	15,617,214
Automobile Manufacturers–0.58%
General Motors Co.	560,844	18,726,581
Automotive Retail–0.65%
O’Reilly Automotive, Inc.(b)	51,885	21,070,499
Brewers–0.78%
Anheuser-Busch InBev S.A./N.V. (Belgium)	335,546	25,316,160
Communications Equipment–2.37%
Motorola Solutions, Inc.	435,519	77,086,863
Computer & Electronics Retail–1.26%
Best Buy Co., Inc.	485,928	41,153,242
Consumer Finance–4.26%
American Express Co.	386,183	50,153,586
Capital One Financial Corp.	885,326	88,355,535
		138,509,121
Data Processing & Outsourced Services–1.35%
Mastercard, Inc., Class A	139,368	44,031,926
Distillers & Vintners–0.90%
Constellation Brands, Inc., Class A	156,206	29,413,590
Diversified Banks–4.70%
Danske Bank A/S (Denmark)	429,785	7,177,265
JPMorgan Chase & Co.	1,101,420	145,783,951
		152,961,216
Electric Utilities–1.32%
Duke Energy Corp.	439,889	42,946,363
Financial Exchanges & Data–3.06%
Intercontinental Exchange, Inc.	494,297	49,301,183
Moody’s Corp.	195,258	50,140,302
		99,441,485
Gas Utilities–0.50%
UGI Corp.	390,766	16,251,958
Health Care Equipment–3.22%
Medtronic PLC	267,892	30,925,452
Zimmer Biomet Holdings, Inc.	498,913	73,789,233
		104,714,685
Home Improvement Retail–2.18%
Home Depot, Inc. (The)	311,486	71,049,957
Homebuilding–0.94%
D.R. Horton, Inc.	514,262	30,444,310
Shares		Value
Household Products–3.65%
Procter & Gamble Co. (The)	953,879	$118,872,401
Industrial Conglomerates–2.06%
Honeywell International, Inc.	386,213	66,899,816
Industrial Machinery–0.58%
Stanley Black & Decker, Inc.	117,615	18,739,598
Industrial REITs–3.07%
Prologis, Inc.	1,073,782	99,732,872
Integrated Oil & Gas–2.48%
Suncor Energy, Inc. (Canada)	2,642,514	80,834,503
Integrated Telecommunication Services–1.94%
Verizon Communications, Inc.	1,064,244	63,258,663
Interactive Media & Services–6.07%
Alphabet, Inc., Class A(b)	50,694	72,633,349
Facebook, Inc., Class A(b)	618,313	124,843,578
		197,476,927
Internet & Direct Marketing Retail–6.17%
Amazon.com, Inc.(b)	66,197	132,971,238
Booking Holdings, Inc.(b)	36,979	67,691,908
		200,663,146
IT Consulting & Other Services–1.02%
Amdocs Ltd.	463,121	33,321,556
Life Sciences Tools & Services–1.60%
Thermo Fisher Scientific, Inc.	166,676	52,201,256
Managed Health Care–3.89%
UnitedHealth Group, Inc.	464,292	126,496,355
Multi-Sector Holdings–3.37%
Berkshire Hathaway, Inc., Class B(b)	488,782	109,697,344
Oil & Gas Equipment & Services–1.10%
Schlumberger Ltd.	1,066,460	35,737,075
Oil & Gas Storage & Transportation–1.41%
Magellan Midstream Partners L.P.	747,279	45,867,985
Other Diversified Financial Services–1.75%
Equitable Holdings, Inc.	2,373,045	57,000,541
Pharmaceuticals–6.57%
AstraZeneca PLC, ADR (United Kingdom)	1,333,848	64,958,398
Elanco Animal Health, Inc.(b)	1,547,460	47,816,514
Merck & Co., Inc.	1,180,216	100,837,655
		213,612,567
Property & Casualty Insurance–1.12%
Fidelity National Financial, Inc.	353,501	17,233,174
Progressive Corp. (The)	236,962	19,120,464
		36,353,638
Railroads–1.56%
Union Pacific Corp.	282,201	50,632,503

See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

Shares		Value
Regional Banks–0.12%
SVB Financial Group(b)	16,742	$4,023,605
Restaurants–0.88%
Starbucks Corp.	338,752	28,736,332
Semiconductor Equipment–2.06%
Applied Materials, Inc.	1,153,801	66,908,920
Semiconductors–3.19%
QUALCOMM, Inc.	685,269	58,460,298
Texas Instruments, Inc.	374,584	45,193,560
		103,653,858
Soft Drinks–1.71%
PepsiCo., Inc.	392,800	55,785,456
Specialty Stores–1.12%
Ulta Beauty, Inc.(b)	136,105	36,463,891
Systems Software–8.07%
Microsoft Corp.	1,543,235	262,704,894
Shares		Value
Trading Companies & Distributors–0.11%
Fastenal Co.	102,847	$3,587,303
Total Common Stocks & Other Equity Interests (Cost $2,640,653,737)		3,206,652,462
Money Market Funds–1.19%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(c)	13,487,191	13,487,191
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(c)	9,845,196	9,849,135
Invesco Treasury Portfolio, Institutional Class, 1.47%(c)	15,413,933	15,413,933
Total Money Market Funds (Cost $38,750,025)		38,750,259
TOTAL INVESTMENTS IN SECURITIES–99.75% (Cost $2,679,403,762)		3,245,402,721
OTHER ASSETS LESS LIABILITIES—0.25%		8,243,826
NET ASSETS–100.00%		$3,253,646,547
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,174,159,037	$32,493,425	$—	$3,206,652,462
Money Market Funds	38,750,259	—	—	38,750,259
Total Investments	$3,212,909,296	$32,493,425	$—	$3,245,402,721
NOTE 2—Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
Invesco Charter Fund